UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments as of August 31, 2006                     (in Thousands)

                                                           Face          Interest       Maturity
Issue                                                     Amount           Rate*          Date                Value
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills - 86.4%
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                      $ 5,537      5.06 - 5.145 %    9/07/2006           $  5,532
                                                           8,055      5.065 - 5.112     9/14/2006              8,040
                                                          13,000      5.15              9/15/2006             12,974
                                                           9,976      5.07 - 5.11       9/21/2006              9,948
                                                          13,000      5.09 - 5.105      9/28/2006             12,950
                                                             388      4.915            10/05/2006                386
                                                           1,200      4.81 - 4.988     11/02/2006              1,190
                                                           1,800      4.83 - 5.001     11/09/2006              1,783
                                                           1,900      4.985            11/24/2006              1,879
                                                             600      4.995            11/30/2006                593
--------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost - $55,274)                                                                    55,275
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 13.5%
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                          300      2.50             10/31/2006                299
                                                           1,635      2.625            11/15/2006              1,626
                                                           1,668      2.875            11/30/2006              1,659
                                                           4,100      3.125             1/31/2007              4,067
                                                           1,000      3.375             2/28/2007                992
--------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (Cost - $8,641)                                                                      8,643
--------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $63,915**) - 99.9%                                                                  63,918

Other Assets Less Liabilities - 0.1%                                                                              39
                                                                                                            --------
Net Assets - 100.0%                                                                                         $ 63,957
                                                                                                            ========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $ 63,915
                                                                       ========
      Gross unrealized appreciation                                    $      5
      Gross unrealized depreciation                                          (2)
                                                                       --------
      Net unrealized appreciation                                      $      3
                                                                       ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: October 19, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch U.S. Treasury Money Fund

Date: October 19, 2006